     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 10, 1997
                                                   REGISTRATION NO. 333-11133
                                                                       811-3285

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]

                        POST-EFFECTIVE AMENDMENT NO. 1                      [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                AMENDMENT NO. 9                             [X]

                   NEW ENGLAND RETIREMENT INVESTMENT ACCOUNT

                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)
                 ONE MADISON AVENUE, NEW YORK, NEW YORK 10010
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


Gary A. Beller, Esq.                      John M. Loder, Esq.
Metropolitan Life Insurance Company       Ropes & Gray
One Madison Avenue                        One International Place
New York, New York 10010                  Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box)

  [X]  Immediately upon the filing pursuant to paragraph (b) of Rule 485

  [_]  on     (date)      pursuant to paragraph (b) Rule 485
          ---------------
  [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_]  on     (date)      pursuant to paragraph (a)(1) of Rule 485
          ---------------

Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act 1940, as amended. Registrant filed a notice on Form 24f-2 on February 25, 1997.

-------------------------------------------------------------------------------

The purpose of this Post-Effective Amendment No. 1 to the Registration Statement for the New England Retirement Investment Account is to add the following representation to Item 32:

     Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan under the Contracts.

Certain Powers of Attorney are filed with this Post-Effective Amendment No. 1. Accordingly, Item 24 (b)(14) and Item (14) on the Exhibit Index of the Registration Statement are hereby modified to read as follows:

     Powers of Attorney for Gerald Clark, Burton A. Dole, Jr., and Charles M. Leighton. Additional Powers of Attorney are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11133) filed on August 30, 1996.

     Except as provided above, the contents of the Registration Statement on Form N-4 (No. 333-11133) filed on August 30, 1996 are incorporated herein by reference.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, New England Retirement Investment Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to its Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on this the 9th day of June, 1997.

                                          New England Retirement Investment
                                           Account

                                          By: Metropolitan Life Insurance
                                              Company (Depositor)


                                          By:    /s/ Gary A. Beller, Esq.
                                              ---------------------------------
                                                   GARY A. BELLER, ESQ.
                                                EXECUTIVE VICE PRESIDENT AND
                                                      GENERAL COUNSEL

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to its Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on this the 9th day of June, 1997.

                                           Metropolitan Life Insurance Company


                                          By:  /s/ Gary A. Beller, Esq.
                                              -------------------------------
                                                 GARY A. BELLER, ESQ.
                                             EXECUTIVE VICE PRESIDENT AND
                                                    GENERAL COUNSEL

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURE                        TITLE                 DATE

                  *                    Chairman, President,
-------------------------------------   Chief Executive
           HARRY P. KAMEN               Officer and
                                        Director

                  *                    Senior Executive
-------------------------------------   Vice-President and
          STEWART G. NAGLER             Chief Financial
                                        Officer (Principal
                                        Financial Officer)

                  *                    Senior Executive
-------------------------------------   Vice-President and
         FREDERICK P. HAUSER            Controller
                                        (Principal
                                        Accounting Officer)

                  *                    Director
-------------------------------------
         CURTIS H. BARNETTE

                  *                    Director
-------------------------------------
             GERALD CLARK

                  *                    Director
-------------------------------------
          JOAN GANZ COONEY

                  *                    Director
-------------------------------------
          BURTON A. DOLE, JR.

                  *                    Director
-------------------------------------
          JAMES R. HOUGHTON

                  *                    Director
-------------------------------------
          HELENE L. KAPLAN

                  *                    Director
-------------------------------------
          CHARLES M. LEIGHTON

                  *                    Director
-------------------------------------
         RICHARD J. MAHONEY

                  *                    Director
-------------------------------------
           ALLEN E. MURRAY

                  *                    Director
-------------------------------------
         JOHN J. PHELAN, JR.

                  *                    Director
-------------------------------------
          JOHN B. M. PLACE

                  *                    Director
-------------------------------------
            HUGH B. PRICE

                  *                    Director
-------------------------------------
         ROBERT G. SCHWARTZ

                  *                    Director
-------------------------------------
           RUTH J. SIMMONS

                  *                    Director
-------------------------------------
          WILLIAM S. SNEATH

                                       Director
-------------------------------------
         WILLIAM C. STEERE, JR.


*By: /s/ Christopher P. Nicholas, Esq.
     --------------------------------
     CHRISTOPHER P. NICHOLAS, ESQ.
           ATTORNEY-IN-FACT                                       June 9, 1997

                                 Exhibit Index

(14) Powers of Attorney. Additional Powers of Attorney are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11133) filed on August 30, 1996.